ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 43.4%
	ASSET MANAGEMENT - 1.0%
9,232	XTB S.A. 144A(a)	$ 200,319

	BANKING - 3.4%
73,234	Banco del Bajio S.A. 144A(a)	175,745
3,460	Bank Polska Kasa Opieki S.A.	172,446
674,414	Bank Rakyat Indonesia Persero Tbk P.T.	156,415
3,336	Komercni banka as	161,298
		665,904
	CHEMICALS - 0.7%
19,925	Chemtrade Logistics Income Fund	138,044

	ELECTRIC UTILITIES - 0.0%(c)
114,622,657	Federal Grid Company Unified Energy System PJSC (b)(d)(e)	–

	GAS & WATER UTILITIES - 1.8%
11,525	Enagas S.A.	179,931
1,740,424	Perusahaan Gas Negara Tbk P.T.	176,664
		356,595
	HEALTH CARE FACILITIES & SERVICES - 0.7%
11,639	Chartwell Retirement Residences	146,160

	HEALTH CARE REIT - 5.1%
243,777	Assura plc	157,776
8,062	Community Healthcare Trust, Inc.	137,699
16,718	Global Medical REIT, Inc.	129,397
8,912	Healthcare Realty Trust, Inc.	138,403
4,005	Omega Healthcare Investors, Inc.	156,395
120,882	Primary Health Properties plc	164,981
3,616	Universal Health Realty Income Trust	138,167
		1,022,818
	HOTEL REIT - 1.2%
166,036	CapitaLand Ascott Trust	108,699
13,030	Park Hotels & Resorts, Inc.	129,518
		238,217

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 43.4% (Continued)
	INDUSTRIAL REIT - 1.3%
211,710	Frasers Logistics & Commercial Trust	$ 145,085
2,244	Innovative Industrial Properties, Inc.	121,872
		266,957
	INDUSTRIAL SUPPORT SERVICES - 0.8%
114,550	United Tractors Tbk P.T.	156,643

	INSURANCE - 0.9%
21,975	Phoenix Group Holdings PLC	175,000

	MACHINERY - 0.6%
7,434	Turk Traktor ve Ziraat Makineleri A/S	117,319

	METALS & MINING - 5.0%
1,462,145	Adaro Energy Tbk P.T.	167,354
20,126	African Rainbow Minerals Ltd.	167,856
1,070,499	Bukit Asam Tbk P.T.	177,986
19,400	Exxaro Resources Ltd.	158,538
117,545	Indo Tambangraya Megah Tbk P.T.	155,783
9,008	Kumba Iron Ore Ltd.	156,651
278	Thungela Resources Ltd.	1,379
		985,547
	MULTI ASSET CLASS REIT - 5.3%
8,521	Broadstone Net Lease, Inc.	137,870
60,305	Charter Hall Long Wale REIT	148,338
2,230	Cofinimmo S.A.	178,249
2,647	Covivio	147,956
121,489	Fibra Uno Administracion S.A. de CV	157,235
18,229	Global Net Lease, Inc.	137,629
203,454	Growthpoint Properties Ltd.	142,946
		1,050,223
	OFFICE REIT - 2.5%
32,213	Brandywine Realty Trust	127,563
5,419	Easterly Government Properties, Inc.	109,297
4,914	Highwoods Properties, Inc.	139,754

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 43.4% (Continued)
	OFFICE REIT - 2.5% (Continued)
19,713	Piedmont Office Realty Trust, Inc., Class A	$ 116,504
		493,118
	OIL & GAS PRODUCERS - 3.8%
7,571	Antero Midstream Corporation	125,300
3,200	Hess Midstream, L.P., Class A	118,944
9,516	Kimbell Royalty Partners, L.P.	114,192
2,633	Kinetik Holdings, Inc.	108,848
1,778	Landbridge Company, LLC	128,816
9,076	Polski Koncern Naftowy ORLEN S.A.	163,864
		759,964
	REAL ESTATE OWNERS & DEVELOPERS - 0.8%
20,229	NEPI Rockcastle N.V.	155,080

	RETAIL - DISCRETIONARY - 1.5%
548,304	Astra International Tbk P.T.	158,545
27,244	Dogus Otomotiv Servis ve Ticaret A/S	138,362
		296,907
	RETAIL REIT - 2.3%
65,430	Charter Hall Retail REIT	156,754
208	Land Securities Group plc	1,643
8,224	SmartCentres Real Estate Investment Trust	152,079
150,097	Supermarket Income Reit plc	155,240
		465,716
	SPECIALTY REIT - 0.7%
2,833	EPR Properties	140,205

	STEEL - 0.7%
14,212	Severstal PAO (b)(d)(e)	–
5,123	Ternium S.A. - ADR	147,850
		147,850
	TELECOMMUNICATIONS - 1.6%
7,026	BCE, Inc.	156,329
35,608	Mobile TeleSystems Public Joint Stock Company – ADR (b)(d)(e)	–
137,270	Spark New Zealand Ltd.	169,761
		326,090

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 43.4% (Continued)
	TOBACCO & CANNABIS - 0.9%
4,066	British American Tobacco plc	$ 176,017

	TRANSPORTATION & LOGISTICS - 0.8%
36,615	Globaltrans Investment plc - GDR (b)(d)(e)	–
10,227	Star Bulk Carriers Corporation	150,746
		150,746

	TOTAL COMMON STOCKS (Cost $9,248,423)	8,631,439

	MASTER LIMITED PARTNERSHIPS — 14.6%
	ASSET MANAGEMENT - 0.6%
14,580	Icahn Enterprises, L.P.	126,117

	CHEMICALS - 0.7%
1,797	CVR Partners, L.P.	143,401

	ELECTRIC UTILITIES - 1.4%
4,472	Brookfield Infrastructure Partners, L.P.	133,729
5,944	Brookfield Renewable Partners, L.P.	136,652
		270,381
	GAS & WATER UTILITIES - 0.6%
6,390	Suburban Propane Partners, L.P.	127,608

	METALS & MINING - 1.4%
5,204	Alliance Resource Partners, L.P.	137,645
1,280	Natural Resource Partners, L.P.	130,701
		268,346
	OIL & GAS PRODUCERS - 9.3%
8,868	Black Stone Minerals, L.P.	125,127
2,129	Cheniere Energy Partners, L.P.	125,143
3,093	Delek Logistics Partners, L.P.	121,400
4,494	Dorchester Minerals, L.P.	128,798
7,032	Energy Transfer, L.P.	116,309
3,994	Enterprise Products Partners, L.P.	119,421
8,604	Genesis Energy, L.P.	118,219

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares					Fair Value
	MASTER LIMITED PARTNERSHIPS — 14.6% (Continued)
	OIL & GAS PRODUCERS - 9.3% (Continued)
2,507	Global Partners, L.P.				$ 128,559
8,839	Mach Natural Resources, L.P.				118,708
2,526	MPLX, L.P.				128,649
6,749	Plains All American Pipeline, L.P.				117,838
6,319	Plains GP Holdings, L.P., Class A				117,786
2,314	Sunoco, L.P.				134,559
7,026	TXO Partners, L.P.				116,632
3,303	Western Midstream Partners, L.P.				124,193
					1,841,341
	OIL & GAS SERVICES & EQUIPMENT - 0.6%
5,017	USA Compression Partners, L.P.				122,415

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $2,114,204)				2,899,609

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 21.2%
	ASSET MANAGEMENT — 0.7%
155,000	Icahn Enterprises, L.P. / Icahn Enterprises		9.0000	06/15/30	146,606

	CABLE & SATELLITE — 0.7%
140,000	Directv Financing, LLC / Directv Financing		10.0000	02/15/31	132,986

	COMMERCIAL SUPPORT SERVICES — 1.8%
100,000	Ambipar Lux Sarl		9.8750	02/06/31	96,289
200,000	OT Midco, Inc.		10.0000	02/15/30	163,738
100,000	RR Donnelley & Sons Company		9.5000	08/01/29	95,656
					355,683

	ELECTRIC UTILITIES — 2.6%
135,000	Edison International(f)	H15T5Y + 3.864%	8.1250	06/15/53	129,147
200,000	GDZ Elektrik Dagitim A/S		9.0000	10/15/29	186,500
200,000	Limak Yenilenebilir Enerji A/S		9.6250	08/12/30	193,000
					508,647
	FOOD — 0.7%
122,000	HLF Financing Sarl, LLC / Herbalife International,		12.2500	04/15/29	130,123

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 21.2% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS — 0.6%
140,000	Domtar Corporation	6.7500	10/01/28	$ 118,594

	HEALTH CARE FACILITIES & SERVICES — 0.6%
150,000	Owens & Minor, Inc.	6.6250	04/01/30	127,875

	METALS & MINING — 0.6%
134,000	Mineral Resources Ltd.	9.2500	10/01/28	127,295

	OIL & GAS PRODUCERS — 2.6%
184,129	MC Brazil Downstream Trading S.A.RL	7.2500	06/30/31	142,460
140,000	PBF Holding Company, LLC / PBF Finance Corporation	9.8750	03/15/30	123,938
166,000	Petroleos Mexicanos	7.6900	01/23/50	121,830
129,000	Saturn Oil & Gas, Inc.	9.6250	06/15/29	117,631
				505,859
	REAL ESTATE INVESTMENT TRUSTS — 0.6%
172,000	Hudson Pacific Properties, L.P.	4.6500	04/01/29	123,429

	REAL ESTATE OWNERS & DEVELOPERS — 1.9%
200,000	Arabian Centres Sukuk III Ltd.	9.5000	03/06/29	199,686
200,000	Longfor Group Holdings Ltd.	4.5000	01/16/28	177,017
				376,703
	REAL ESTATE SERVICES — 0.6%
136,000	Anywhere Real Estate Group, LLC / Anywhere	7.0000	04/15/30	120,383

	RETAIL - DISCRETIONARY — 2.3%
135,000	Avis Budget Car Rental, LLC / Avis Budget Finance,	8.2500	01/15/30	134,932
130,000	Hertz Corporation (The)	12.6250	07/15/29	126,612
165,000	Kohl's Corporation	4.6250	05/01/31	103,858
100,000	Movida Europe S.A.	7.8500	04/11/29	88,169
				453,571
	STEEL — 0.6%
160,000	CSN Resources S.A.	5.8750	04/08/32	127,509

	TECHNOLOGY SERVICES — 0.6%
138,000	Neptune Bidco US, Inc.	9.2900	04/15/29	122,989

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 21.2% (Continued)
	TELECOMMUNICATIONS — 1.5%
200,000	C&W Senior Finance Ltd.	9.0000	01/15/33	$ 200,600
100,000	Connect Finco S.A.RL / Connect US Finco, LLC	9.0000	09/15/29	93,655
				294,255
	TRANSPORTATION & LOGISTICS — 2.2%
200,000	Grupo Aeromexico S.A.B. de C.V.	8.6250	11/15/31	185,500
130,000	JetBlue Airways Corp / JetBlue Loyalty, L.P.	9.8750	09/20/31	119,854
170,000	Simpar Europe S.A.	5.2000	01/26/31	131,963
				437,317

	TOTAL CORPORATE BONDS (Cost $4,392,755)			4,209,824

	NON U.S. GOVERNMENT & AGENCIES — 20.9%
	SOVEREIGN — 20.9%
137,000	Brazilian Government International Bond	6.1250	01/22/32	139,526
140,000	Brazilian Government International Bond	6.1250	03/15/34	137,509
150,000	Brazilian Government International Bond	5.6250	01/07/41	133,991
200,000	Chile Government International Bond	5.3300	01/05/54	185,765
200,000	Colombia Government International Bond	4.5000	03/15/29	188,418
155,000	Colombia Government International Bond	3.0000	01/30/30	131,348
169,000	Colombia Government International Bond	3.2500	04/22/32	130,756
127,000	Colombia Government International Bond	7.5000	02/02/34	124,011
127,000	Colombia Government International Bond	8.7500	11/14/53	121,862
200,000	Hungary Government International Bond	5.5000	06/16/34	192,980
200,000	Hungary Government International Bond	6.7500	09/25/52	200,833
105,000	Mexico Government International Bond	8.3000	08/15/31	122,866
130,000	Mexico Government International Bond	6.3500	02/09/35	129,508
175,000	Mexico Government International Bond	4.6000	02/10/48	124,994
150,000	Panama Government International Bond	3.1600	01/23/30	131,675
170,000	Panama Government International Bond	3.3620	06/30/31	135,692
139,000	Panama Government International Bond	6.4000	02/14/35	131,712
149,000	Panama Government International Bond	6.8530	03/28/54	128,564
200,000	Perusahaan Penerbit SBSN Indonesia III	5.6500	11/25/54	193,825
200,000	Peruvian Government International Bond	3.6000	01/15/72	122,525
145,000	Republic of Poland Government International Bond	5.5000	03/18/54	135,602
140,000	Republic of South Africa Government International	4.3000	10/12/28	132,587

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 20.9% (Continued)
	SOVEREIGN — 20.9% (Continued)
140,000	Republic of South Africa Government International	5.8750	06/22/30	$ 135,970
137,000	Republic of South Africa Government International	5.8750	04/20/32	129,330
140,000	Republic of South Africa Government International	7.3000	04/20/52	120,099
130,000	Turkey Government International Bond	6.1250	10/24/28	128,304
100,000	Turkey Government International Bond	9.1250	07/13/30	108,534
100,000	Turkey Government International Bond	9.3750	01/19/33	109,962
140,000	Turkey Government International Bond	6.5000	01/03/35	128,400
150,000	Turkey Government International Bond	6.6250	02/17/45	122,740
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $4,230,229)			4,159,888

	TOTAL INVESTMENTS - 100.1% (Cost $19,985,611)			$ 19,900,760
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%			(16,264)
	NET ASSETS - 100.0%			$ 19,884,496

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
GDR	- Global Depositary Receipt
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
NV	- Naamioze Vennootschap
PJSC	- Public Joint-Stock Company
PLC	- Public Limited Company
PT	- Perseroan Terbatas
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
SA de CV	- Sociedad Anonima de Capital Variable
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025 the total market value of 144A securities is $376,064 or 1.9% of net assets.
(b)	The fair value of this investment is determined using significant unobservable inputs.
(c)	Percentage rounds to less than 0.1%.
(d)	Non-income producing security.
(e)	Illiquid security. The total fair value of these securities as of April 30, 2025 was $0, representing 0.0% of net assets.
(f)	Variable rate security; the rate shown represents the rate on April 30, 2025.